Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Balance Sheet Components
5. Balance Sheet Components
Equity Investments
Datavault Securities Purchase Agreement
On September 25, 2025, the Company entered into a Securities Purchase Agreement (the “Datavault SPA”) with Datavault AI Inc., a Delaware corporation (“Datavault”), pursuant to which Datavault agreed to issue and sell, and the Company agreed to purchase, 15.0 million shares (the “Datavault Shares”) of common stock of Datavault
(“Datavault Common Stock”) and a
pre-funded
warrant (the “Datavault
Pre-Funded
Warrant”) to purchase 263,914,094 shares of Datavault Common Stock for an aggregate purchase price of $150 million.
On September 26, 2025 (the “Initial Datavault Closing Date”), the Company acquired 15,000,000 shares of Datavault Common Stock at a purchase price of $0.5378 per share, for an aggregate consideration of approximately $8.1 million, which was settled in Bitcoin. The investment in Datavault is accounted for as an equity security investment measured at fair value, with changes in the fair value recognized in unrealized gains and losses on equity investment in the period in which they occur. Fair value was determined based on quoted prices in active markets for identical securities, and the investment qualifies as an equity security with a readily determinable fair value, classified as a Level 1 financial instrument.
Datavault is required to file a preliminary proxy statement with the SEC within 25 days of the Initial Datavault Closing Date and use reasonable best efforts to obtain stockholder approval (i) to give full effect to the terms of the Datavault
Pre-Funded
Warrant, and (ii) with respect to an amendment to its certificate of incorporation to increase the number of shares of Datavault Common Stock authorized for issuance to up to 1.5 billion (or such greater amount as is necessary to issue the Datavault
Pre-Funded
Warrant Shares to the Company).
A stockholder meeting to secure such approval must be held within 75 days of the Initial Closing Date, with additional meetings scheduled, if necessary, every four months thereafter until approval is obtained. Pursuant to the Datavault SPA, following Datavault’s receipt of the stockholder approval, Datavault will issue the Company the Datavault
Pre-Funded
Warrant to purchase 263,914,094 shares of Datavault Common Stock (such shares, the “Datavault
Pre-Funded
Warrant Shares”) in exchange for an aggregate of approximately $141.9 million, to be settled in Bitcoin. The exercise price of the Datavault
Pre-Funded
Warrant will be $0.0001 per share. The Datavault
Pre-Funded
Warrant will be immediately exercisable upon issuance and will expire when exercised in full.
Digital Assets
On September 23, 2025, the Company entered into a securities agreement with Biconomy PTE Ltd (“Biconomy”), pursuant to which the Company sold to Biconomy an aggregate of 12,500,000 Semnur Common Shares held by the Company for proceeds of $200.0 million in Bitcoin.
In September 2025, the Company received Bitcoin in exchange for the sale of a portion of the shares of the Company’s majority owned subsidiary Semnur then held by the Company to Biconomy.
The table below summarizes the amounts shown on our consolidated balance sheet as of September 30, 2025 (in thousands except units of digital assets):

	September 30, 2025
	Units	Cost Basis	Fair Value
Bitcoin	1,720	$191,931	$196,633

Total Digital assets	1,720	$191,931	$196,633

The following table summarizes the Company’s digital assets (in thousands, except number of bitcoins) for the periods indicated:

September 30, 2025
Bitcoin
Additions	$200,000
Disposition	(8,069)
Unrecognized gains on digital assets	4,702

Total	$196,633

Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	September 30, 2025	December 31, 2024
Construction in progress	$689	$689
Furniture	17	17
Computers and equipment	16	16
Leasehold improvements	50	50

Property and equipment, gross	772	772
Less: Accumulated depreciation	(69)	(64)

Property and equipment, net	$703	$708

The Company recognized depreciation expense of $2.0 thousand and $4.0 thousand for the three months ended September 30, 2025 and 2024, respectively, and $5.0 thousand and $12.0 thousand for the nine months ended September 30, 2025 and 2024, respectively.

Accrued Expenses
Accrued expenses consists of the following (in thousands):

	September 30, 2025	December 31, 2024
Accrued professional service fees	$2,511	$667
Accrued sales and marketing costs	779	876
Accrued research and development costs	1,786	315
Accrued tax payable	24	876
Accrued advisor fees related to Semnur Business Combination	14,000	—
Accrued liability related to equity line of credit commitment shares	2,952	—
Accrued others	35	107

Accrued expenses	$22,087	$2,841

Accrued Rebates
Our accruals for Medicare, Medicaid and related state program and contractual rebates, chargebacks, sales allowances and sales returns and cash discounts are as follows:

	September 30, 2025	December 31, 2024
Other current liabilities:
Accrued rebates	$207,646	$152,920
Other accruals	5,735	9,597

Total accrued rebates and other sales-related accruals	$213,381	$162,517

5. Balance Sheet Components
Investments
Convertible Promissory Note
On August 9, 2024, Denali Capital Acquisition Corp. (“Denali”) issued a convertible promissory note (the “Convertible Promissory Note”) in the total principal amount of up to $180,000 to the Company. The Convertible Promissory Note was issued with an initial principal balance of $15,063.74, with the remaining

$
164,936.26
drawable at Denali’s request and upon the consent of the Company prior to the maturity of the Convertible Promissory Note. The Convertible Promissory Note matures upon the earlier of (i) the effective date of the consummation of Denali’s initial business combination or (ii) the date of the liquidation of Denali. Any future drawdowns of the remaining $164,936.26 principal amount available under the Convertible Promissory Note are expected to fund future one-month
extensions as necessary to provide additional time for Denali to complete a business combination. At the option of the Company, upon consummation of an initial business combination, the Convertible Promissory Note may be converted in whole or in part into additional Class A ordinary shares of Denali, at a conversion price of $
10.00
per ordinary share (the “Conversion Shares”). The terms of the Conversion Shares will be identical to those of the private placement shares that were issued to Denali Capital Global Investments, LLC in connection with Denali’s initial public offering (the “IPO”). In the event that Denali does not consummate an initial business combination, the Convertible Promissory Note will be repaid only from funds held outside of the trust account established in connection with the IPO or will be forfeited, eliminated or otherwise forgiven.
No
interest shall accrue on the unpaid principal balance of the Convertible Promissory Note. As of December 31, 2024, the balance of the Convertible Promissory Note was $
75.3
 thousand as a result of additional draws after the initial amount.
Semnur Business Combination Agreement and Sponsor Interest Purchase Agreement
On August 30, 2024, Semnur entered into an agreement and plan of merger (the “Semnur Business Combination Agreement”) with Denali and Denali Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of Denali (“Denali Merger Sub”).
The Semnur Business Combination Agreement provides that, among other things, (i) on the terms and subject to the conditions set forth therein, Denali Merger Sub will merge with and into Semnur, with Semnur surviving as a wholly owned subsidiary of Denali (the “Semnur Business Combination”), and (ii) prior to the closing of the Semnur Business Combination, Denali will migrate to and domesticate as a Delaware corporation in accordance with Section 388 of the General Corporation Law of the State of Delaware, as amended (the “DGCL”), and de-register
in the Cayman Islands in accordance with Section 206 of the Cayman Companies Act (the “Domestication”). Upon the closing of the Semnur Business Combination, it is anticipated that Denali will change its name to “Semnur Pharmaceuticals, Inc.” (“New Semnur”). Shares of Denali common stock following the Domestication are hereinafter referred to as “New Semnur Common Shares”. Shares of Denali Series A preferred stock following the Domestication are hereinafter referred to as “New Semnur Preferred Shares”. Warrants to purchase New Semnur Common Shares following the Domestication are hereinafter referred to as “New Semnur Warrants”.
In accordance with the terms and subject to the conditions of the Semnur Business Combination Agreement, following the Domestication and at the effective time of the Semnur Business Combination (the “Effective Time”): (i) each share of common stock, par value $0.00001 per share (the “Semnur Common Stock”), of Semnur, issued and outstanding immediately prior to the Effective Time, will be automatically converted into the right to receive, without interest, a number of New Semnur Common Shares equal to the Exchange Ratio (as defined in the Semnur Business Combination Agreement); (ii) each share of Series A preferred stock of Semnur issued and outstanding immediately prior to the Effective Time will be automatically converted into the right to receive, without interest, (a) one New Semnur Preferred Share and
(b) one-tenth
of one New Semnur Common Share, and (iii) subject to Denali’s receipt of the Option Exchange Approval (as defined in the Semnur Business Combination Agreement), each option to purchase a share of Semnur Common Stock that is then outstanding shall be converted into the right to receive an option to purchase a number of New Semnur Common Shares as determined by the Exchange Ratio upon substantially the same terms and conditions as are in effect with respect to such option immediately prior to the Effective Time, with the exercise price thereof adjusted by the Exchange Ratio.
The Company defers specific incremental costs directly attributable to the Semnur Business Combination, such as legal, accounting and other general and administrative costs. After the consummation of the Semnur Business

Combination, these costs will be classified in stockholders’ deficit as a reduction of additional paid-in
capital recorded as a result of the Semnur Business Combination. In the event the Semnur Business Combination Agreement is terminated, all deferred offering costs will be reclassified to general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss. As of December 31, 2024 and 2023, deferred offering costs related to the Semnur Business Combination totaled $
6.0
 million and
nil
, respectively, and were included in prepaid expenses and other current assets in the Company’s consolidated balance sheet.

In connection with the execution and delivery of the Semnur Business Combination Agreement, Denali Capital Global Investments LLC, a Cayman Islands limited liability company (the “Sponsor”), and the Company entered into a Sponsor Interest Purchase Agreement (the “SIPA”) dated August 30, 2024 (the “Signing Date”). Pursuant to the SIPA, the Company agreed to purchase
500,000
Class B ordinary shares, par value $
0.0001
per share (the “Purchased Interests”), of Denali that are currently held by the Sponsor. The aggregate consideration for the purchase and sale of the Purchased Interests is as follows: (i) $
2,000,000
(the “Cash Consideration”) and (ii)
8,571
shares of Common Stock. Pursuant to the SIPA, the Company has paid the Cash Consideration on the Signing Date and has agreed to issue Common Stock to the Sponsor contingent upon and following the occurrence of the Effective Time. The Company accounted for this promise to issue shares at a future date as an equity classified instrument as it is indexed to the Company’s own stock and meets the conditions to be classified in equity under FASB ASC 815,
Derivatives and Hedging
. The Purchased Interests will convert automatically, on a
one-for-one
basis, into one New Semnur Common Share at the effective time of the Domestication pursuant to the terms of the Semnur Business Combination Agreement. The Company determined it does not have significant influence over Denali and accounted for the Purchased Interests as equity securities at the transaction price which consists of the $
2,000,000
paid by the Company to the Sponsor and the value of the
8,571
shares of the Common Stock at the closing price of $
40.25
per share on the Signing Date for a total of $
2.3
 million.
The Company elected to subsequently measure the investment at cost less any impairment. As of December 31, 2024, the Company’s investment in the Purchased Interests had a balance of
$
2.3
 million.
No
impairment loss was recognized during the year ended December 31, 2024.
Property and Equipment, Net
Property and equipment, net, consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Construction in progress	$689	$689
Furniture	17	5
Computers and equipment	16	36
Leasehold improvements	50	50

Property and equipment, gross	772	780
Less: Accumulated depreciation	(64)	(58)

Property and equipment, net	$708	$722

The Company recognized depreciation expense of $14.0 thousand and $40.0 thousand for the years ended December 31, 2024 and 2023, respectively.
Accrued Expenses
Accrued expenses consists of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued professional service fees	$667	$2,029
Accrued sales and marketing costs	876	1,601
Accrued research and development costs	315	1,546
Accrued tax payable	876	1,452
Accrued litigation expenses	—	500
Accrued others	107	280

Accrued expenses	$2,841	$7,408